Intangibles (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	$ 148,695	$ 150,289
Amortisation expense	2,923	$ 2,773	$ 2,772
Goodwill	104,096
Vilmacor S.A. [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill	1,329
Port Terminal Business [member]
IfrsStatementLineItems [Line Items]
Goodwill	22,142
Cabotage Business [member]
IfrsStatementLineItems [Line Items]
Goodwill	40,868
Barge Business [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 41,086